Goodwill and Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended		12 Months Ended				1 Months Ended
	Mar. 27, 2013	Apr. 02, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 26, 2012	Oct. 02, 2011 Medicare Supplement Insurance Business Gain (Loss) on Disposition of Assets
Goodwill [Line Items]
Goodwill impairment			$ 89		$ 89	$ 29	$ 0
Sale of business, amount	412	79							276
Sale resulted in an after-tax gain				36	0	36	0		36
Disposition of businesses, approximate amount								$ 22